February 27, 2004

     SUPPLEMENT TO THE MAY 1, 2003 PROSPECTUS OF PIONEER INDEPENDENCE PLANS

The following supplements the corresponding sections of the prospectus. Please refer to the prospectus for the remaining text of the supplemented sections.

INVESTMENTS, WITHDRAWALS AND TERMINATIONS

15-YEAR PLAN
The following is added after the $300.00 monthly plan investment:
333.33            59,999.40         166.66           0        1,999.92          3.33%            3.45%    333.33

The following is added after the $350.00 monthly plan investment:

375.00            67,500.00         187.50           0        2,250.00          3.33%            3.45%    375.00
25-YEAR PLAN EXTENDED INVESTMENT OPTION
The following is added after the $300.00 monthly plan investment:

333.33            99,999.00         166.66           0        1,999.92          2.00%            2.04%    333.33

The following is added after the $350.00 monthly plan investment:

375.00            112,500.00        187.50           0        2,250.00          2.00%            2.04%    375.00





























                                                                   15135-00-0204
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC